Note 45 - Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations	6 Months Ended
Jun. 30, 2019
Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
Profit (loss) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations

45. Profit (loss) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations

The main items included in the balance under this heading in the accompanying consolidated income statements are as follows:

Profit (loss) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Millions of Euros)
	June 2019	June 2018
Gains on sale of real estate	26	70
Impairment of non-current assets held for sale	(15)	(41)
Total	11	29